Credit Facilities (Details) - Schedule of long-term bank borrowings - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Long Term Bank Borrowings Abstract
Less than 1 year	$ 269,009
1-2 years	179,339
Total	$ 448,348